UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 22523

Destra Investment Trust II
(Exact name of registrant as specified in charter)

 901 Warrenville Rd., Suite 15
Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
  901 Warrenville Rd., Suite 15
Lisle, IL 60532
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-241-4200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Destra Preferred and Income Securities Fund

PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

Number
of		Moody's
Shares	Description	Ratings	Fair Value
	Long-Term Investments - 93.3%
	Preferred Stocks - 56.6%

	Banks - 20.6%
	Barclays Bank PLC, PFD
2,000	8.125%, Series 5 (a)	Ba2	$ 50,760
4,169	7.750%, Series 4 (a)	Ba2	104,725
7,555	Countrywide Capital V, PFD 7.000%
	11/01/36	Ba2	187,742
1,400	Deutsche Bank Contingent Capital
	Trust III, PFD 7.600% (a)	Ba2	35,966
1,477	Deutsche Bank Contingent Capital
	Trust V, PFD 8.050% (a)	Ba2	38,653
1,500	Fifth Third Capital Trust V, PFD
	7.250% 08/15/67	Baa3	38,175
6,675	Fifth Third Capital Trust VI, PFD
	7.250% 11/15/67	Baa3	170,413
10,250	First Niagara Financial Group, Inc.,
	PFD 8.625%, Series B (a)	Ba2	280,850
5,925	First Republic Bank, PFD 6.700%,
	Series A (a)	Baa3	155,887
6,000	HSBC Finance Corp., PFD 6.360%,
	Series B (a)	Baa3	151,200
4,364	HSBC Holdings PLC, PFD 8.000%,
	Series 2 (a)	Baa2	118,614
3,900	HSBC USA, Inc., PFD 6.500%,
	Series H (a)	Baa2	101,595
1,000	JPMorgan Chase & Co., PFD
	8.625%, Series J (a)	Ba1	27,130
11,000	PNC Financial Services Group, Inc.,
	PFD 6.125%, Series P (a)	Baa3	289,850
3,155	Regions Financing Trust III, PFD
	8.875% 06/15/78	B2	80,452
5,523	Santander Finance Preferred SA
	Unipersonal, PFD 10.500%,
	Series 10 (a)	Ba3	145,310
	US Bancorp, PFD
1,715	6.000%, Series G (a)	A3	46,956
310	6.500%, Series F (a)	A3	8,860
	Wells Fargo & Co., PFD
350	7.500%, Series L (a)	Baa3	393,750
1,500	8.000%, Series J (a)	Baa3	45,300
	Zions Bancorporation, PFD
4,803	7.900%, Series F (a)	BB (b)	130,882
3,300	9.500%, Series C (a)	BB (b)	86,526
			2,689,596
	Diversified Financials - 7.7%
10,860	Bank of America Corp., PFD
	8.625%, Series 8 (a)	B1	281,600
11,105	Citigroup Capital VIII, PFD 6.950%
	09/15/31	Ba2	276,959
5,176	Citigroup Capital XII, PFD 8.500%
	03/30/40	Ba2	129,711
542	Citigroup Capital XIII, PFD 7.875%
	10/30/40	Ba2	14,791
5,473	Morgan Stanley Capital Trust III,
	PFD 6.250% 03/01/33	Ba1	130,422
6,550	Raymond James Financial, Inc.,
	PFD 6.900% 03/15/42	Baa2	177,767
			1,011,250
	Energy - 2.8%
14,130	Nexen, Inc., PFD 7.350% 11/01/43	Ba1	359,891

Number of
Shares/Par		Moody's
Value	Description	Ratings	Fair Value
	Insurance - 14.9%
9,650	Arch Capital Group Ltd., PFD
	6.750%, Series C (a)	Baa2	$ 250,900
	Axis Capital Holdings Ltd., PFD
11,000	6.875%, Series C (a)	Baa3	294,690
1,494	7.250%, Series A (a)	Baa3	38,799
10,000	Berkley W R Capital Trust II, PFD
	6.750% 07/26/45	Baa3	254,400
11,848	Delphi Financial Group, Inc., PFD
	7.376% 05/15/37	Baa3	291,757
	Endurance Specialty
	Holdings Ltd.,
3,000	PFD 7.500%, Series B (a)	Baa3	78,930
3,681	PFD 7.750%, Series A (a)	Baa3	99,681
4,223	ING Groep NV, PFD 7.050% (a)	Ba1	98,396
8,096	Partnerre Ltd., PFD 7.250%,
	Series E (a)	Baa2	216,973
3,953	Principal Financial Group, Inc.,
	PFD 6.518%, Series B (a)	Baa3	103,213
8,650	Renaissancere Holdings Ltd., PFD
	6.600%, Series D (a)	Baa2	219,624
			1,947,363
	Real Estate - 5.4%
751	Commonwealth REIT, PFD
	7.500% 11/15/19	Baa2	16,785
6,930	Cubesmart, PFD 7.750%,
	Series A (a)	Ba1	182,328
4,598	Duke Realty Corp., PFD 6.600%,
	Series L (a)	Baa3	116,145
3,500	Kimco Realty Corp., PFD 7.750%,
	Series G (a)	Baa2	89,775
4,448	PS Business Parks, Inc., PFD
	6.875%, Series R (a)	Baa3	117,249
6,900	Realty Income Corp., PFD
	6.625%, Series F (a)	Baa2	186,300
			708,582
	Utilities - 5.2%
6,280	Constellation Energy Group, Inc.,
	PFD 8.625% 06/15/63,
	Series A	Baa3	167,990
5,148	Entergy Louisiana LLC, PFD
	6.950% (a)	Ba1	518,017
			686,007
	Total Preferred Stocks
	(Cost $7,158,142)		7,402,689
	Capital Securities - 28.6%
	Banks - 2.9%
135,000	First Union Capital II 7.950%
	11/15/29, Series A	Baa1	$ 150,633
165,000	JPMorgan Chase Capital XXV
	6.800% 10/01/37, Series Y	Baa2	165,412
50,000	MBNA Capital A 8.278%
	12/01/26, Series A	Ba2	51,412
20,000	NB Capital Trust II 7.830%
	12/15/26	Ba2	20,125
			387,582
	Diversified Financials - 7.1%
40,000	BankAmerica Capital II 8.000%
	12/15/26, Series 2	Ba2	41,112

Destra Preferred and Income Securities Fund

PORTFOLIO OF INVESTMENTS, CONTINUED

June 30, 2012 (unaudited)

Number of
Shares/Par		Moody's
Value		Ratings	Fair Value
312,000	Capital One Capital III 7.686%
	08/15/36	Baa3	$ 315,510
100,000	General Electric Capital Corp.
	7.125%, Series A (a)	Baa1	106,038
110,000	Goldman Sachs Capital I
	6.345% 02/15/34	Baa3	104,341
330,000	JPMorgan Chase & Co. 7.900%,
	Series 1, (a)	Ba1	363,032
			930,033
	Energy - 3.4%
406,000	Enterprise Products Operating
	LLC 8.375% 08/01/66	Baa3	440,383

	Insurance - 11.5%
200,000	ACE Capital Trust II 9.700%
	04/01/30	Baa1	275,421
325,000	Aon Corp. 8.205% 01/01/27	Baa3	377,127
200,000	Lincoln National Corp. 7.000%
	05/17/66	Ba1	192,000
300,000	MetLife, Inc. 10.750% 08/01/39	Baa2	420,750
250,000	Stancorp Financial Group, Inc.
	6.900% 06/01/67	Baa3	239,062
			1,504,360
	Utilities - 3.7%
350,000	PPL Capital Funding, Inc.
	6.700% 03/30/67, Series A	Ba1	349,912
130,000	Puget Sound Energy, Inc.
	6.974% 06/01/67, Series A	Baa3	131,231
			481,143
	Total Capital Securities
	(Cost $3,687,621)		3,743,501

	Corporate Bonds - 8.1%
	Diversified Financials - 3.1%
415,000	Goldman Sachs Group, Inc.
	6.750% 10/01/37	Baa1	407,937

	Insurance - 3.1%
485,000	XL Group PLC 6.500%,
	Series E (a)	Ba1	396,487

	Real Estate - 1.2%
5,925	Commonwealth REIT, PFD
	7.250%, Series E (a)	Baa3	160,805

	Utilities - 0.7%
75,000	Southern Union Co. 8.250%
	11/15/29	Baa3	92,740

	Total Corporate Bonds
	(Cost $1,036,246)		1,057,969

	Total Long-Term Investments - 93.3%
	(Cost $11,882,009)		12,204,159

	Money Market Mutual Funds - 2.1%
275,527	Fidelity Institutional Money
	Market Prime, 0.11% (c)
	(Cost $275,527)		275,527

Fair Value
Total Investments - 95.4%
(Cost $12,157,536)	$ 12,479,686

Other Assets in excess of
Liabilities - 4.6%	598,791
Net Assets - 100.0%	$ 13,078,477

		% of
		Net
Summary by Country	Fair Value	Assets
Bermuda	$ 1,199,597	9.2%
Britain	274,099	2.1
Canada	359,891	2.7
Ireland	396,487	3.0
Netherlands	98,396	0.8
Spain	145,310	1.1
United States	9,730,379	74.4
Money Market Mutual Funds	275,527	2.1
Total Investments	12,479,686	95.4
Other Assets in excess of
Liabilities	598,791	4.6
Net Assets	$ 13,078,477	100.0%

LLC	-	Limited Liability Corporation
NV	-	Publicly Traded Company
PFD	-	Preferred Security
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust
SA	-	Corporation

(a) - Perpetual Security.
(b) - Standard & Poor's Rating.
(c) - Interest rate shown reflects yield as of June 30, 2012.

Destra Focused Equity Fund

PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

Number
of Shares	Description	Fair Value
	Common Stocks - 93.3%
	Automobiles & Components - 4.7%
38,935	Johnson Controls, Inc.	$ 1,078,889

	Consumer Durables & Apparel - 8.8%
18,169	Coach, Inc.	1,062,523
10,633	NIKE, Inc. - Class B	933,365
		1,995,888
	Food & Staples Retailing - 9.3%
11,437	Costco Wholesale Corp.	1,086,515
10,878	Whole Foods Market, Inc.	1,036,891
		2,123,406
	Pharmaceuticals, Biotechnology &
	Life Sciences - 9.2%
14,435	Amgen, Inc.	1,054,332
16,394	Celgene Corp. *	1,051,839
		2,106,171
	Real Estate - 4.6%
15,147	American Tower Corp.	1,058,927

	Retailing - 18.9%
17,335	Bed Bath & Beyond, Inc. *	1,071,303
38,161	Lowe's Cos., Inc.	1,085,299
22,162	Nordstrom, Inc.	1,101,230
18,213	Target Corp.	1,059,815
		4,317,647
	Semiconductors & Semiconductor
	Equipment - 4.7%
39,833	Intel Corp.	1,061,549

	Software & Services - 19.0%
33,338	Adobe Systems, Inc. *	1,079,151
31,368	Autodesk, Inc. *	1,097,566
5,417	International Business Machines Corp.	1,059,457
37,033	Oracle Corp.	1,099,880
		4,336,054
	Technology Hardware & Equipment - 9.5%
43,251	EMC Corp. *	1,108,523
18,966	QUALCOMM, Inc.	1,056,027
		2,164,550
	Telecommunication Services - 4.6%
23,855	Verizon Communications, Inc.	1,060,116

	Total Common Stocks
	(Cost $20,740,284)	21,303,197

	Money Market Mutual Funds - 4.4%
	Fidelity Institutional Money Market Prime,
1,002,117	0.11% (a)
	(Cost $1,002,117)	1,002,117

	Total Investments - 97.7%
	(Cost $21,742,401)	22,305,314

	Other Assets in excess of Liabilities - 2.3%	517,645
	Net Assets - 100.0%	$ 22,822,959

*	- Non-income producing security.
(a)	- Interest rate shown reflects yield as of June 30, 2012.

Notes to Financial Statements | June 30, 2012

FEDERAL INCOME TAX MATTERS

For the period ended June 30, 2012, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows*:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Destra Preferred and Income Securities Fund	$ 12,149,807	$ 337,961	$ (8,082)	$ 329,879
Destra Focused Equity Fund	21,745,141	1,112,508	(552,335)	560,173

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of June 30, 2012:

Destra Preferred and Income Securities Fund
	Level 1	Level 2	Level 3	Total
Preferred Stocks*	$ 7,402,689	$ -	$ -	$ 7,402,689
Capital Securities*	-	3,743,501	-	3,743,501
Corporate Bonds*	160,805†	897,164	-	1,057,969
Money Market Mutual Funds	275,527	-	-	275,527
Total	$ 7,839,021	$ 4,640,665	$ -	$ 12,479,686

Notes to Financial Statements (continued)

Destra Focused Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 21,303,197	$ -	$ -	$ 21,303,197
Money Market Mutual Funds	1,002,117	-	-	1,002,117
Total	$ 22,305,314	$ -	$ -	$ 22,305,314

† 81,274 was transferred into Level 1 from Level 2 as a result of readily available market quotations in active markets. It is the Funds’ policy to recognize transfers in and out at fair value as of the beginning of the period.
* Please refer to the portfolio of investments to view securities segregated by industry.

The Funds held no Level 3 securities during the period ended June 30, 2012.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Destra Investment Trust II

By (Signature and Title)*                   /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date   8/15/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date   8/15/12

By (Signature and Title)*                   /s/ Richard J. Simek
Richard J. Simek, Chief Financial Officer
(principal financial officer)

Date   8/15/12

* Print the name and title of each signing officer under his or her signature.